Basis of Presentation	9 Months Ended
Sep. 30, 2018
John Keeler & Co., Inc. [Member]
Basis of Presentation

Note 1.	Basis of Presentation

The following unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, such interim financial statements do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete annual financial statements. The information furnished reflects all adjustments, consisting only of normal recurring items which are, in the opinion of management, necessary in order to make the financial statements not misleading. The balance sheet as of December 31, 2017 has been derived from the Company’s annual financial statements that were audited by an independent registered public accounting firm but does not include all of the information and footnotes required for complete annual financial statements. The consolidated financial statements included in this report on Form 8-K should be read in conjunction with the consolidated financial statements for the fiscal year ended December 31, 2017, also included in this report.